Long-Term Debt - Additional Information - USD Term Loans (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014 Subsidiary	Dec. 31, 2013
Debt Instrument [Line Items]
Number of subsidiaries with outstanding term loans guaranteed	4
Partnership's interest owned in subsidiaries	50.00%
Carrying amount of debt	$ 2,436,023,000	$ 2,368,976,000
U.S. Dollar-denominated Term Loans due through 2018 [Member]
Debt Instrument [Line Items]
Carrying amount of debt	158,547,000	188,854,000
Debt instrument collateral, description	These term loans are collateralized by first-priority mortgages on the four shuttle tankers to which the loans relate, together with other related security.
Frequency of paying U.S. Dollar-denominated Term Loans	Quarterly and semi-annual payments
U.S. Dollar-denominated Term Loans due through 2018 [Member] | Guarantee of Indebtedness of Others [Member] | Teekay Corporation [Member]
Debt Instrument [Line Items]
Guaranteed term loans	36,200,000
U.S. Dollar-denominated Term Loans due through 2018 [Member] | Guarantee of Indebtedness of Others [Member] | JV Partner [Member]
Debt Instrument [Line Items]
Guaranteed term loans	79,300,000
U.S. Dollar-denominated Term Loans due through 2018 [Member] | Guarantee of Indebtedness of Others [Member] | Partnership [Member]
Debt Instrument [Line Items]
Number of subsidiaries with outstanding term loans guaranteed	3
Guaranteed term loans	43,000,000
Percent share of the outstanding term loans	50.00%
U.S. Dollar-denominated Term Loans due through 2023 [Member]
Debt Instrument [Line Items]
Carrying amount of debt	850,433,000
Debt instrument collateral, description	These term loans have varying maturities through 2023 and are collateralized by first-priority mortgages on the vessels to which the loans relate, together with other related security.
Final bullet payments	29,100,000
U.S. Dollar-denominated Term Loans due through 2023 [Member] | Guarantee of Indebtedness of Others [Member] | Teekay Corporation [Member]
Debt Instrument [Line Items]
Guaranteed term loans	321,100,000
U.S. Dollar-denominated Term Loans due through 2023 [Member] | Guarantee of Indebtedness of Others [Member] | Partnership [Member]
Debt Instrument [Line Items]
Guaranteed term loans	529,300,000
Term Loans Due 2022 [Member]
Debt Instrument [Line Items]
Frequency of paying U.S. Dollar-denominated Term Loans	Quarterly or semi-annual payments
Final bullet payments	$ 29,000,000